CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT - Preferred shares (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0